INCOME TAX (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current taxes: In Israel	$ 10,202	$ 9,110	$ 4,916
Current taxes: Outside Israel	5,997	4,711	6,954
Current taxes	16,199	13,821	11,870
Deferred taxes: In Israel	(995)	(102)	(300)
Deferred taxes: Outside Israel	(2,130)	(634)	(143)
Deferred tax expense (benefit)	(3,125)	(736)	(443)
Taxes in respect of prior years: In Israel	10	(457)	339
Taxes in respect of prior years: Outside Israel	271	117	88
Taxes in respect of prior years	281	(340)	427
Income tax expense (benefit)	$ 13,355	$ 12,745	$ 11,854